PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Included in cost of goods sold [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization related to property, plant and equipment	$ 131,580	$ 134,067	$ 131,617
Included in expenses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization related to property, plant and equipment	437,865	140,178	69,271
Included in inventory [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization related to property, plant and equipment	6,774	3,712	1,476
Included in research [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization related to property, plant and equipment	1,011,445	624,460	183,939
Included in prototype [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	$ 73,223	$ 66,025	$ 79,668